FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

We had no Level 1 or Level 2 assets and liabilities at June 30, 2023, and December 31, 2022. The Derivative liabilities are Level 3 fair value measurements.

The following is a summary of activity of Level 3 liabilities during the periods ended June 30, 2023, and December 31, 2022:

Schedule of fair value derivative liabilities
	June 30, 2023	December 31, 2022
Derivative liability:
Balance at beginning of period	$3,421,000	$809,000
Additions	278,000	641,500
Settlements	(601,000)	(120,000)
Change in fair value	(1,023,000)	2,090,500
Balance at end of year	$2,075,000	$3,421,000

Schedule of fair value warrant liabilities
	June 30, 2023	December 31, 2022
Warrant liability:
Balance at beginning of period	$1,599,000	$606,000
Additions	-	-
Change in fair value	(747,000)	(993,000)
Balance at end of year	$852,000	$1,599,000

Embedded Derivative Liabilities of Convertible Notes

At June 30, 2023, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: the price of the Company’s common stock of $0.0165; a risk-free interest rate ranging from 5.06% to 5.4%, the expected volatility of the Company’s common stock ranging from 182.65% to 184.56%; the estimated remaining term, a dividend rate of 0%. and the various estimated reset exercise prices weighted by probability. At December 31, 2022, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: risk free rate – 4.73%, term 1 year, volatility 173.74%, dividend rate 0%.

NOTE 4 – FAIR VALUE MEASUREMENTS

We had no Level 1 or Level 2 assets and liabilities at December 31, 2022, and December 31, 2021. The Derivative liabilities are Level 3 fair value measurements.

The following is a summary of activity of Level 3 liabilities during the years ended December 31, 2022, and 2021:

Balance at beginning of period	$809,000	$9,367,159
Additions	641,500	266,000
Settlements	(120,000)	(1,580,000)
Change in fair value	2,090,500	(7,244,159)
Balance at end of year	$3,421,000	$809,000

Embedded Derivative Liabilities of Convertible Notes

At December 31, 2022, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: risk free interest rate — 4.73%; term — 1 years; volatility — 173.74%; dividend rate — 0%. At December 31, 2021, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: risk free interest rate — 0.082.45%; term — 0.31.25 years; volatility — dividend rate — 173.74%.